Note 5 - Allowance for Loan Losses - Segregated by Class of Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses, beginning balance	$ 8,603,905	$ 8,802,316	$ 11,805,986
Allowance for loan losses, charge-offs	(2,087,850)	(2,083,347)	(5,104,491)
Allowance for loan losses, recoveries	1,345,238	1,019,436	792,821
Provision for Loan Losses	1,062,000	865,500	1,308,000
Allowance for loan losses, ending balance	8,923,293	8,603,905	8,802,316
Commercial [Member] | Commercial and Agricultural Portfolio Segment [Member]
Allowance for loan losses, beginning balance	855,364	497,561	1,017,073
Allowance for loan losses, charge-offs	(304,918)	(454,971)	(624,944)
Allowance for loan losses, recoveries	66,738	52,111	76,002
Provision for Loan Losses	(160,987)	760,663	29,430
Allowance for loan losses, ending balance	456,197	855,364	497,561
Commercial [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	3,850,527	3,664,777	4,379,276
Allowance for loan losses, charge-offs	(992,067)	(275,297)	(1,326,825)
Allowance for loan losses, recoveries	206,154	270,003	90,042
Provision for Loan Losses	2,686,384	191,044	522,284
Allowance for loan losses, ending balance	5,750,998	3,850,527	3,664,777
Agricultural [Member] | Commercial and Agricultural Portfolio Segment [Member]
Allowance for loan losses, beginning balance	203,091	304,172	293,886
Allowance for loan losses, charge-offs	(19,258)	(5,000)
Allowance for loan losses, recoveries	4,150	3,600	2,700
Provision for Loan Losses	(20,291)	(99,681)	7,586
Allowance for loan losses, ending balance	167,692	203,091	304,172
Commercial Construction [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	690,766	1,222,695	1,782,179
Allowance for loan losses, charge-offs	(25,318)	(97,698)	(1,543,099)
Allowance for loan losses, recoveries	814,586	485,834	485,005
Provision for Loan Losses	(1,157,309)	(920,065)	498,610
Allowance for loan losses, ending balance	322,725	690,766	1,222,695
Residential Construction [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	19,890	138,092	138,092
Allowance for loan losses, charge-offs
Allowance for loan losses, recoveries
Provision for Loan Losses	(6,399)	(118,202)
Allowance for loan losses, ending balance	13,491	19,890	138,092
Residential [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	1,990,355	2,425,327	3,278,269
Allowance for loan losses, charge-offs	(361,630)	(929,668)	(1,033,966)
Allowance for loan losses, recoveries	49,660	109,626	31,127
Provision for Loan Losses	(282,286)	385,070	149,897
Allowance for loan losses, ending balance	1,396,099	1,990,355	2,425,327
Farmland [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	911,692	103,800	311,494
Allowance for loan losses, charge-offs	(119,576)	(40,000)	(233,580)
Allowance for loan losses, recoveries	145,000	20,000	20,000
Provision for Loan Losses	(214,785)	827,892	5,886
Allowance for loan losses, ending balance	722,331	911,692	103,800
Consumer [Member] | Consumer and Other Portfolio Segment [Member]
Allowance for loan losses, beginning balance	63,377	66,914	243,253
Allowance for loan losses, charge-offs	(265,083)	(255,062)	(342,077)
Allowance for loan losses, recoveries	52,629	61,976	72,477
Provision for Loan Losses	229,342	189,549	93,261
Allowance for loan losses, ending balance	80,265	63,377	66,914
Other [Member] | Consumer and Other Portfolio Segment [Member]
Allowance for loan losses, beginning balance	18,843	378,978	362,464
Allowance for loan losses, charge-offs		(25,651)
Allowance for loan losses, recoveries	6,321	16,286	15,468
Provision for Loan Losses	(11,669)	(350,770)	1,046
Allowance for loan losses, ending balance	$ 13,495	$ 18,843	$ 378,978